Trade receivables and other payables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, current	R$ 54,112	R$ 13,561
Trade receivables	68,040	31,651
From 1 To 30 Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	11,680	1,841
From 31 To 60 Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,216	1,635
More Than 61 Days [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 32	R$ 14,614